Form N-1A Supplement	Sep. 03, 2026
AVIP BlackRock Advantage Large Cap Growth Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The Prospectus and Statement of Additional Information, as applicable, are revised as follows, effective August 26, 2026.

1.	Diversification classification of the Growth Portfolios

All references in the Prospectus or Statement of Additional Information to the AVIP BlackRock Advantage Large Cap Growth Portfolio or the AVIP Fidelity Institutional AM® Equity Growth Portfolio as a “diversified” fund, or as being diversified for purposes of the 1940 Act, are deleted and replaced with references to each such Portfolio as a “non-diversified” portfolio. In addition, the “Principal Investment Strategies” section of each Portfolio’s Prospectus is revised to add the following disclosure:

The Portfolio operates as a non-diversified fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and may invest, overall, in a smaller number of issuers, than a diversified fund.

2.	Addition of Non-Diversification Risk

The following risk is added to the list of principal risks in the summary section for each Growth Portfolio, and the corresponding description is added to the “Principal Risks” section of the Prospectus for each Growth Portfolio:

Non-Diversification Risk. The Portfolio is non-diversified, which means it may invest a larger percentage of its assets in the securities of a single issuer, and may invest in a smaller number of issuers, than a diversified fund. As a result, the Portfolio’s net asset value may be more sensitive to the financial results of a single issuer or a small number of issuers, and to a single economic, business, political, regulatory, or other development, than that of a diversified fund, and the value of the Portfolio’s shares may fluctuate more. A non-diversified portfolio may from time to time operate in a diversified manner without losing its non-diversified classification.

AVIP Fidelity Institutional AM® Equity Growth Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The Prospectus and Statement of Additional Information, as applicable, are revised as follows, effective August 26, 2026.

1. Diversification classification of the Growth Portfolios

All references in the Prospectus or Statement of Additional Information to the AVIP BlackRock Advantage Large Cap Growth Portfolio or the AVIP Fidelity Institutional AM® Equity Growth Portfolio as a “diversified” fund, or as being diversified for purposes of the 1940 Act, are deleted and replaced with references to each such Portfolio as a “non-diversified” portfolio. In addition, the “Principal Investment Strategies” section of each Portfolio’s Prospectus is revised to add the following disclosure:

The Portfolio operates as a non-diversified fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and may invest, overall, in a smaller number of issuers, than a diversified fund.

2. Addition of Non-Diversification Risk

The following risk is added to the list of principal risks in the summary section for each Growth Portfolio, and the corresponding description is added to the “Principal Risks” section of the Prospectus for each Growth Portfolio:

Non-Diversification Risk. The Portfolio is non-diversified, which means it may invest a larger percentage of its assets in the securities of a single issuer, and may invest in a smaller number of issuers, than a diversified fund. As a result, the Portfolio’s net asset value may be more sensitive to the financial results of a single issuer or a small number of issuers, and to a single economic, business, political, regulatory, or other development, than that of a diversified fund, and the value of the Portfolio’s shares may fluctuate more. A non-diversified portfolio may from time to time operate in a diversified manner without losing its non-diversified classification.